Restricted Share Units (RSUs) Awarded to Certain Key Executives (Parenthetical) (Detail) (Certain Key Executives, Restricted Stock Units (RSUs))	Jun. 30, 2012
Certain Key Executives | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	100,000